SHARE-BASED PAYMENTS (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SHARE-BASED PAYMENTS
Schedule of movements in share awards
	Period ended June 30, 2022
	Number of options (’000)	Average exercise price per share award (US$)	Average fair value per share award (US$)
As at January 1, 2022	9,419	3.50	26.16
Granted during the period	1,059	3.50	19.77
Forfeited	(125)	3.50	25.73
As at June 30, 2022	10,353	3.50	25.52
Vested and exercisable at June 30, 2022	3,395	3.50	25.52

	Period ended June 30, 2023
	Number of options (’000)	Average exercise price per share award (US$)	Average fair value per share award (US$)
As at January 1, 2023	10,398	3.50	25.27
Granted during the period	401	3.50	4.72
Forfeited	(130)	3.50	19.85
As at June 30, 2023	10,669	3.50	24.57
Vested and exercisable at June 30, 2023	5,293	3.50	24.57

	Number of options (’000)	Average exercise price per share option (US$)	Average fair value per share option (US$)
As at January 1, 2021	—	—	—
Granted during the year	1,097,852	0.03	0.23
As at December 31, 2021	1,097,852	0.03	0.23
	Number of options (’000)	Average exercise price per share option (US$)	Average fair value per share option (US$)
Granted during the year	139,690	0.03	0.16
Forfeited	(25,597)	0.03	0.22
As at December 31, 2022	1,211,945	0.03	0.22
Vested and exercisable at December 31, 2022	417,767	0.03	0.22

Schedule of share based compensation expense
	Period ended June 30,
In thousands of USD	2022	2023
Cost of revenue	5,812	2,576
General and administrative expenses	29,256	11,299
Research and development expenses	14,906	6,107
Selling expenses	4,451	1,865
Total	54,425	21,847

	Year ended December 31,
In thousands of USD	2021	2022
Cost of revenue	10,424	10,050
General and administrative expenses	54,458	48,850
Research and development expenses	18,246	24,258
Selling expenses	5,227	7,490
Total	88,355	90,648

Schedule of fair value assumptions of awards
	At August 1, 2021	At November 1, 2021
Dividend yield (%)	—	—
Expected volatility (%)	130.19%	130.23%
Risk-free interest rate (%)	1.24%	1.57%
Exercise multiple	2.20-2.80	2.20

	At January 1, 2022	At April 1, 2022	At July 1, 2022	At October 1, 2022
Dividend yield (%)	—	—	—	—
Expected volatility (%)	128%	123%	120%	121%
Risk-free interest rate (%)	1.618%	2.415%	2.893%	3.886%
Exercise multiple	2.20-2.80	2.20	2.20	2.20
	At January 1, 2023	At April 1, 2023
Dividend yield (%)	—	—
Expected volatility (%)	121%	124%
Risk-free interest rate (%)	4.152%	4.167%
Exercise multiple	2.20-2.80	2.20

	At August 1, 2021	At November 1, 2021
Dividend yield (%)	—	—
Expected volatility (%)	130.19%	130.23%
Risk-free interest rate (%)	1.24%	1.57%
Exercise multiple	2.20-2.80	2.20

	At January 1, 2022	At April 1, 2022	At July 1, 2022	At October 1, 2022
Dividend yield (%)	—	—	—	—
Expected volatility (%)	128%	123%	120%	121%
Risk-free interest rate (%)	1.618%	2.415%	2.893%	3.886%
Exercise multiple	2.20-2.80	2.20	2.20	2.20